Risk Management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) agency	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($) agency	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates	10.00%	23.00%	10.00%	23.00%
Net (decrease) increase in borrowings under credit facilities (Note 25 and 33)	$ (448,000,000)	$ 143,000,000
Cash drawings	$ 3,593,000,000	3,808,000,000
Target percentage, four year period	60.00%
Sensitivity analysis average	$ 0.03	0.03
Maximum credit exposure	$ 51,000,000	77,000,000
Number of credit rating agency | agency	1		1
Number of below investment grade ratings from credit rating agencies | agency	2		2
Reclassification adjustment	$ 0	4,000,000
After-tax gain reclassified from AOCI to net earnings	(70,000,000)	196,000,000
Net unrealized loss	289,000,000	7,000,000
Losses on change in fair value of derivatives	25,000,000	63,000,000
Unrealised loss on foreign exchange and other derivatives	(18,000,000)	(36,000,000)
Net realised loss on change in fair value of derivatives	(7,000,000)	(27,000,000)
Collateral provided (Note 15)	92,000,000	124,000,000
Cash collateral	3,000,000	9,000,000
Additional collateral requirement	92,000,000	128,000,000
Heartland term facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash drawings	201,000,000	224,000,000
Notional amount	201,000,000	224,000,000
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	20,000,000	21,000,000
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	338,000,000	424,000,000
Recourse Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt maturing	$ 664,000,000
Interest rate swap contract | Heartland term facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings hedged	86.00%		86.00%
Weighted average interest rate	4.40%
Cash drawings	$ 201,000,000
Net investment hedges | Long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 300	$ 300
Commodity Price Risk - Proprietary Trading
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,000,000	3,000,000
Commodity Price Risk - Generation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	8,000,000
Commodity Price Risk - Generation - Mark To Market Value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9,000,000	$ 13,000,000
Commodity risk management | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates		23.00%		23.00%